Earning per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share:
Schedule of Basic and Diluted Earning Per Share
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
	NIS	NIS	NIS	US Dollars
Basic and diluted earnings per share:
Earnings used in the calculation of basic and diluted earnings per share	90,431	70,315	31,656	28,349

Weighted average number of shares used in computing basic earnings per share	13,906,412	13,874,334	13,867,017	13,906,412
Weighted average number of shares used in computing diluted earnings per share	13,913,507	13,874,334	13,867,017	13,913,507